Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	$ 299	$ 266
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	851	593
Income from equity investments, net of dividends	(90)	(59)
Allowance for equity funds used during construction	(9)	(22)
Deferred income taxes, net	469	(67)
Net change in pension and post-retirement obligations	(12)	13
Regulated Fuel Adjustments Mechanism	68	63
Net changes in fair value of derivative instruments	(157)	258
Net change in regulatory assets and liabilities	(237)	(25)
Net change in capitalized transportation capacity	84	33
Foreign exchange loss (gain)	1	(43)
Gain on APUC sale of common shares and conversion of subscription receipts	0	(223)
Other operating activities, net	32	46
Changes in non-cash working capital	(104)	134
Net cash provided by operating activities	1,193	1,053
Investing activities
Acquisition, net of cash acquired	0	(8,409)
Additions to property, plant and equipment	(1,529)	(1,080)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	(213)	(276)
Net proceeds on sale of investment	0	665
Other investing activities	(19)	63
Net cash used in investing activities	(1,761)	(9,037)
Financing activities
Change in short-term debt, net	(31)	118
Proceeds from short term debt	383	0
Proceeds from long-term debt	129	6,423
Proceeds from convertible debentures, net of issuance costs (2015 represented by instalment receipts)	0	1,413
Retirement of long-term debt	(453)	(273)
Net repayments under committed credit facilities	230	(315)
Issuance of common stock, net of issuance costs	682	354
Dividends on common stock	(287)	(221)
Dividends on preferred stock	(28)	(28)
Dividends paid by subsidiaries to non-controlling interest	(6)	(5)
Other financing activities	(26)	(18)
Net cash provided by financing activities	593	7,448
Effect of exchange rate changes on cash and cash equivalents	(13)	(65)
Net increase (decrease) in cash and cash equivalents	12	(601)
Cash and cash equivalents, beginning of period	491	1,092
Cash and cash equivalents, end of period	503	491
Cash and cash equivalents consists of:
Cash	216	221
Short-term investments	222	183
Restricted cash	$ 65	$ 87